Label	Element	Value
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Portfolio (the "Fund") seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase Class IR shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets.

The Adviser's and Sub-Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and Sub-Adviser allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/17	11.33%
Low Quarter	09/30/15	-13.90%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	37.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[1],[2]
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | Lipper Emerging Market Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	35.56%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%	[2],[3]
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value per share ("NAV") at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Advisory Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.00%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.78%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.83%	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,879
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,879
Past One Year	rr_AverageAnnualReturnYear01		[6]
Since Inception	rr_AverageAnnualReturnSinceInception		[6]
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	(4.36%)
Annual Return 2015	rr_AnnualReturn2015	(10.29%)
Annual Return 2016	rr_AnnualReturn2016	6.79%
Annual Return 2017	rr_AnnualReturn2017	35.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	35.09%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[6]
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	35.04%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[6],[7]
(MSIF Emerging Markets Portfolio - Class IR) | (Emerging Markets Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	20.21%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[6]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Discovery Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with sustainable competitive advantages. The Adviser typically favors companies with one or more of the following: strong cash generation, attractive returns on capital, hard-to-replicate assets and a favorable risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser believes that the number of issuers meeting its investment criteria may be limited, and accordingly, the Fund is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its total assets in a single issuer.

The Fund's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Fund may invest in privately placed and restricted securities.

The Fund may invest up to 100% of its total assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as options and other related instruments and techniques. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/12	16.98%
Low Quarter	09/30/11	-25.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class I shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.97%	[8]
Past Five Years	rr_AverageAnnualReturnYear05	10.80%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%	[8],[9]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | Lipper Global Small/Mid-Cap Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	25.38%	[10]
Past Five Years	rr_AverageAnnualReturnYear05	11.22%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%	[9],[10]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.27%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.17%	[12]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.87%	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,967
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,967
Past One Year	rr_AverageAnnualReturnYear01		[13]
Past Five Years	rr_AverageAnnualReturnYear05		[13]
Since Inception	rr_AverageAnnualReturnSinceInception		[13]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Annual Return 2011	rr_AnnualReturn2011	(7.72%)
Annual Return 2012	rr_AnnualReturn2012	31.64%
Annual Return 2013	rr_AnnualReturn2013	40.72%
Annual Return 2014	rr_AnnualReturn2014	(1.96%)
Annual Return 2015	rr_AnnualReturn2015	(4.27%)
Annual Return 2016	rr_AnnualReturn2016	36.51%
Annual Return 2017	rr_AnnualReturn2017	25.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	25.39%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	17.72%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	15.46%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[13]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.15%	[13],[14]
Past Five Years	rr_AverageAnnualReturnYear05	14.84%	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	13.22%	[13],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[13],[14]
(MSIF Growth Portfolios - Class IR) | (Global Discovery Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.15%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	13.27%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[13]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio (the "Fund") seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund's Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high-quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above-average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund's total assets in foreign securities, including emerging market securities and securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/17	16.25%
Low Quarter	12/31/16	-7.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	30.21%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%	[15],[16]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	31.85%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%	[16],[17]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.91%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.34%	[18]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.61%	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,792
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,792
Past One Year	rr_AverageAnnualReturnYear01		[19]
Since Inception	rr_AverageAnnualReturnSinceInception		[19]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	6.60%
Annual Return 2015	rr_AnnualReturn2015	11.97%
Annual Return 2016	rr_AnnualReturn2016	(1.83%)
Annual Return 2017	rr_AnnualReturn2017	43.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past One Year	rr_AverageAnnualReturnYear01	43.98%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	16.95%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[19]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	37.29%	[19],[20]
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%	[19],[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[19],[20]
(MSIF Growth Portfolios - Class IR) | (Growth Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	29.25%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[19]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Insight Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IS shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IS shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and cyclical companies with market capitalizations within the range of companies included in the Russell 3000® Value Index. As of December 31, 2017, these market capitalizations ranged between $16.4 million and $381 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with strong name recognition, sustainable competitive advantages and ample growth prospects at an attractive discount to future cash flow generation capacity or asset value. The Adviser typically favors companies with the ability to generate attractive free cash flow yields. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Fund may invest in privately placed and restricted securities.

The Fund may invest up to 25% of its total assets in foreign securities, which may include emerging market securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as indices that represent groups of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/13	13.32%
Low Quarter	09/30/15	-9.06%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as indices that represent groups of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	13.19%	[21]
Past Five Years	rr_AverageAnnualReturnYear05	13.95%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%	[21],[22]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	20.54%	[23]
Past Five Years	rr_AverageAnnualReturnYear05	14.24%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%	[22],[23]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.32%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.12%	[25]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	14.12%	[25]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,937
Past One Year	rr_AverageAnnualReturnYear01		[26]
Past Five Years	rr_AverageAnnualReturnYear05		[26]
Since Inception	rr_AverageAnnualReturnSinceInception		[26]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Annual Return 2012	rr_AnnualReturn2012	27.47%
Annual Return 2013	rr_AnnualReturn2013	40.20%
Annual Return 2014	rr_AnnualReturn2014	6.66%
Annual Return 2015	rr_AnnualReturn2015	(5.58%)
Annual Return 2016	rr_AnnualReturn2016	31.14%
Annual Return 2017	rr_AnnualReturn2017	18.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	18.28%	[26]
Past Five Years	rr_AverageAnnualReturnYear05	16.97%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	18.75%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011	[26]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	17.04%	[26],[27]
Past Five Years	rr_AverageAnnualReturnYear05	14.11%	[26],[27]
Since Inception	rr_AverageAnnualReturnSinceInception	15.89%	[26],[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011	[26],[27]
(MSIF Insight Portfolio - Class IS) | (Insight Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	10.71%	[26]
Past Five Years	rr_AverageAnnualReturnYear05	12.68%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	14.31%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011	[26]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Infrastructure Portfolio (the "Fund") seeks to provide both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser and/or the Fund's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), seek to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser and/or Sub-Advisers seek to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's investments may include real estate investment trusts ("REITs") and convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its total assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its total assets in the securities of issuers located outside of the United States.

The Fund's Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund's Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Fund's Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company

The Fund's Adviser and/or Sub-Advisers shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser and/or Sub-Advisers actively manage the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

  Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	06/30/14	9.30%
Low Quarter	09/30/15	-11.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.79%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%	[28],[29]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	24.69%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[29],[30]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Lipper Global Infrastructure Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	18.84%	[31]
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%	[29],[31]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.98%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.83%	[33]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.89%	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,886
Past One Year	rr_AverageAnnualReturnYear01		[34]
Since Inception	rr_AverageAnnualReturnSinceInception		[34]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	15.38%
Annual Return 2015	rr_AnnualReturn2015	(13.96%)
Annual Return 2016	rr_AnnualReturn2016	15.66%
Annual Return 2017	rr_AnnualReturn2017	12.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	12.65%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[34]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	10.62%	[34],[35]
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%	[34],[35]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[34],[35]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Infrastructure Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	8.74%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[34]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Real Estate Portfolio (the "Fund") seeks to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies"). This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), actively manage the Fund using a combination of top-down and bottom-up methodologies. The Adviser's and Sub-Advisers' proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's and Sub-Advisers' perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

The Fund's Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund's Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Fund's Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	06/30/14	7.93%
Low Quarter	06/30/15	-5.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | FTSE EPRA/NAREIT Developed Real Estate Index-Net Total Return to U.S. Investors (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.08%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%	[36],[37]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	22.40%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%	[37],[38]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | Lipper Global Real Estate Funds Average (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.51%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[37],[39]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.92%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.77%	[40]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.78%	[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[40]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,881
Past One Year	rr_AverageAnnualReturnYear01		[41]
Since Inception	rr_AverageAnnualReturnSinceInception		[41]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	14.27%
Annual Return 2015	rr_AnnualReturn2015	(0.84%)
Annual Return 2016	rr_AnnualReturn2016	3.45%
Annual Return 2017	rr_AnnualReturn2017	9.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	9.80%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[41]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	8.14%	[41],[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[41],[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[41],[42]
(MSIF Listed Real Asset Portfolios - Class IR) | (Global Real Estate Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	6.65%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[41]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The U.S. Real Estate Portfolio (the "Fund") seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser seeks a combination of above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Fund focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions.

The Fund's Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund's Adviser may engage with company management regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

  Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	12/31/14	14.21%
Low Quarter	06/30/15	-9.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	5.23%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%	[43],[44]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	21.83%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	13.63%	[44],[45]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | Lipper Real Estate Funds Average (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	6.02%	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%	[44],[46]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.94%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.73%	[47]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.80%	[47]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[47]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,870
Past One Year	rr_AverageAnnualReturnYear01		[48]
Since Inception	rr_AverageAnnualReturnSinceInception		[48]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	30.82%
Annual Return 2015	rr_AnnualReturn2015	2.36%
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	3.32%	[48]
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[48]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	(0.60%)	[48],[49]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[48],[49]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[48],[49]
(MSIF Listed Real Asset Portfolios - Class IR) | (U.S. Real Estate Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	4.40%	[48]
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[48]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Opportunity Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high-quality established and emerging companies that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/17	15.93%
Low Quarter	09/30/15	-6.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.97%	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%	[50],[51]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.87%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%	[51],[52]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.93%	[53]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.71%	[54]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.76%	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,868
Past One Year	rr_AverageAnnualReturnYear01		[55]
Since Inception	rr_AverageAnnualReturnSinceInception		[55]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	8.96%
Annual Return 2015	rr_AnnualReturn2015	18.64%
Annual Return 2016	rr_AnnualReturn2016	1.11%
Annual Return 2017	rr_AnnualReturn2017	49.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	49.54%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	21.54%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[55]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	49.37%	[55],[56]
Since Inception	rr_AverageAnnualReturnSinceInception	20.05%	[55],[56]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[55],[56]
(MSIF Opportunity Portfolios - Class IR) | (Global Opportunity Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.12%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	16.95%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[55]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Opportunity Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase Class IR shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies on an international basis, with capitalization within the range of companies included in the MSCI All Country World ex USA Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high-quality established and emerging companies that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Fund invests primarily in securities of companies located in Europe, Japan, Asia, the Pacific Basin, Latin America, the Middle East and Africa. The Fund may also invest in securities of companies located in the United States to a limited extent.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  ETFs. Shares of exchange-traded funds ("ETFs") have many of the same risks as direct investments in common stocks or bonds and their market value may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees. Lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs.

  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/17	16.40%
Low Quarter	09/30/15	-8.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class IS shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IR shares will vary from Class IS shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	27.19%	[57]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[57],[58]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | Lipper International Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.88%	[59]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[58],[59]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value per share ("NAV") at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.02%	[53]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.82%	[60]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.88%	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[60]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,885
Past One Year	rr_AverageAnnualReturnYear01		[61]
Since Inception	rr_AverageAnnualReturnSinceInception		[61]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Annual Return 2014	rr_AnnualReturn2014	3.22%
Annual Return 2015	rr_AnnualReturn2015	11.40%
Annual Return 2016	rr_AnnualReturn2016	(0.64%)
Annual Return 2017	rr_AnnualReturn2017	53.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	53.41%	[61]
Since Inception	rr_AverageAnnualReturnSinceInception	16.74%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[61]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | Class IS | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	52.83%	[61],[62]
Since Inception	rr_AverageAnnualReturnSinceInception	16.09%	[61],[62]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[61],[62]
(MSIF Opportunity Portfolios - Class IR) | (International Opportunity Portfolio) | Class IS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	30.72%	[61]
Since Inception	rr_AverageAnnualReturnSinceInception	13.24%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013	[61]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Discovery Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IS shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IS shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with sustainable competitive advantages. The Adviser typically favors companies with one or more of the following: strong cash generation, attractive returns on capital, hard-to-replicate assets and a favorable risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser believes that the number of issuers meeting its investment criteria may be limited, and accordingly, the Fund is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its total assets in a single issuer.

The Fund's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Fund may invest in privately placed and restricted securities.

The Fund may invest up to 100% of its total assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as options and other related instruments and techniques. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

  Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund's overall value to decline to a greater degree than a diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/12	16.98%
Low Quarter	09/30/11	-25.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.97%	[63]
Past Five Years	rr_AverageAnnualReturnYear05	10.80%	[63]
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%	[63],[64]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | Lipper Global Small/Mid-Cap Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	25.38%	[65]
Past Five Years	rr_AverageAnnualReturnYear05	11.22%	[65]
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%	[64],[65]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Advisory Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.27%	[66]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.17%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.87%	[67]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[67]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,967
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,967
Past One Year	rr_AverageAnnualReturnYear01		[68]
Past Five Years	rr_AverageAnnualReturnYear05		[68]
Since Inception	rr_AverageAnnualReturnSinceInception		[68]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Annual Return 2011	rr_AnnualReturn2011	(7.72%)
Annual Return 2012	rr_AnnualReturn2012	31.64%
Annual Return 2013	rr_AnnualReturn2013	40.72%
Annual Return 2014	rr_AnnualReturn2014	(1.96%)
Annual Return 2015	rr_AnnualReturn2015	(4.27%)
Annual Return 2016	rr_AnnualReturn2016	36.51%
Annual Return 2017	rr_AnnualReturn2017	25.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	25.39%	[68]
Past Five Years	rr_AverageAnnualReturnYear05	17.72%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	15.46%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[68]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.15%	[68],[69]
Past Five Years	rr_AverageAnnualReturnYear05	14.84%	[68],[69]
Since Inception	rr_AverageAnnualReturnSinceInception	13.22%	[68],[69]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[68],[69]
(MSIF Inc. Global Discovery Portfolio - Class IS) | (Global Discovery Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.15%	[68]
Past Five Years	rr_AverageAnnualReturnYear05	13.27%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[68]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Advantage Portfolio (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class IS shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase Class IS shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World ex USA Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high-quality established companies that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 80% of its assets in the securities of issuers located outside of the United States. The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	03/31/17	14.69%
Low Quarter	09/30/11	-15.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2017)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's Class IS shares will vary from Class I shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | MSCI All Country World ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	27.19%	[70]
Past Five Years	rr_AverageAnnualReturnYear05	6.80%	[70]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[70],[71]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | Lipper International Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.88%	[72]
Past Five Years	rr_AverageAnnualReturnYear05	7.59%	[72]
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%	[71],[72]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value per share ("NAV") at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Advisory Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.09%	[73]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.89%	[74]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.94%	[74]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,897
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,897
Past One Year	rr_AverageAnnualReturnYear01		[75]
Past Five Years	rr_AverageAnnualReturnYear05		[75]
Since Inception	rr_AverageAnnualReturnSinceInception		[75]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Annual Return 2012	rr_AnnualReturn2012	21.27%
Annual Return 2013	rr_AnnualReturn2013	12.72%
Annual Return 2014	rr_AnnualReturn2014	2.58%
Annual Return 2015	rr_AnnualReturn2015	10.23%
Annual Return 2016	rr_AnnualReturn2016	2.47%
Annual Return 2017	rr_AnnualReturn2017	44.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.54%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past One Year	rr_AverageAnnualReturnYear01	44.75%	[75]
Past Five Years	rr_AverageAnnualReturnYear05	13.58%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[75]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	43.90%	[75],[76]
Past Five Years	rr_AverageAnnualReturnYear05	12.10%	[75],[76]
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%	[75],[76]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[75],[76]
(MSIF International Advantage Portfolio - Class IS) | (International Advantage Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	25.74%	[75]
Past Five Years	rr_AverageAnnualReturnYear05	10.43%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[75]

[1]	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class IS.
[3]	The Lipper Emerging Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Market Funds classification. There are currently 30 funds represented in this Index.
[4]	Other Expenses have been estimated for the current fiscal year.
[5]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[6]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced investment operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[7]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[8]	The MSCI All Country World Net Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[9]	Since Inception reflects the inception date of Class I.
[10]	The Lipper Global Small/Mid-Cap Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Small/Mid-Cap Funds classification. There are currently 30 funds represented in this index.
[11]	Other Expenses have been estimated for the current fiscal year.
[12]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[13]	Class I shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced investment operations as of December 31, 2017. Class IR shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IR shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IR shares are estimated to be lower. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[14]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[15]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[16]	Since Inception reflects the inception date of Class IS.
[17]	The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[18]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.73% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
[19]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced investment operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[20]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[21]	The Russell 3000® Value Index measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.
[22]	Since Inception reflects the inception date of Class I.
[23]	The Lipper Multi-Cap Core Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. There are currently 30 funds represented in this Index.
[24]	Other Expenses have been estimated for the current fiscal year.
[25]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[26]	Class I shares are not offered in the Prospectus. Class IS shares of the Fund had not commenced operations as of December 31, 2017. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS shares are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.
[27]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[28]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. It is not possible to invest directly in an index.
[29]	Since Inception reflects the inception date of Class IS.
[30]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of the Prospectus, there are approximately 11,000 index members representing developed and emerging market countries. It is not possible to invest directly in an index.
[31]	The Lipper Global Infrastructure Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Infrastructure Funds classification. There are currently 10 funds represented in this Index.
[32]	Other Expenses have been estimated for the current fiscal year.
[33]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.94% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[34]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[35]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[36]	The FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. Investors is a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net Total Return to US Investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05). It is not possible to invest directly in an index.
[37]	Since Inception reflects the inception date of Class IS.
[38]	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[39]	The Lipper Global Real Estate Funds Average tracks the performance of all funds in the Lipper Global Real Estate Funds classification.
[40]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
[41]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[42]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[43]	The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax-qualified REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.
[44]	Since Inception reflects the inception date of Class IS.
[45]	The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[46]	The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification.
[47]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.93% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[48]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[49]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[50]	The MSCI All Country World Net Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[51]	Since Inception reflects the inception date of Class IS.
[52]	The Lipper Global Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[53]	Other Expenses have been estimated for the current fiscal year.
[54]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[55]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[56]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[57]	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[58]	Since Inception reflects the inception date of Class IS.
[59]	The Lipper International Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[60]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.94% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[61]	Class IS shares are not offered in the Prospectus. Class IR shares of the Fund had not commenced operations as of December 31, 2017. Class IR shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund's Class IR shares will be shown in future prospectuses offering the Fund's Class IR shares after the Fund's Class IR shares have a full calendar year of return information to report.
[62]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[63]	The MSCI All Country World Net Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[64]	Since Inception reflects the inception date of Class I.
[65]	The Lipper Global Small/Mid-Cap Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Small/Mid-Cap Funds classification. There are currently 30 funds represented in this index.
[66]	Other Expenses have been estimated for the current fiscal year.
[67]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[68]	Class I shares are not offered in the Prospectus. Class IS shares of the Fund had not commenced investment operations as of December 31, 2017. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS shares are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.
[69]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[70]	The MSCI All Country World ex USA Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
[71]	Since Inception reflects the inception date of Class I.
[72]	The Lipper International Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[73]	Other Expenses have been estimated for the current fiscal year.
[74]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[75]	Class I shares are not offered in the Prospectus. Class IS shares of the Fund had not commenced operations as of December 31, 2017. Class IS shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class IS shares are expected to be higher than the returns for Class I shares of the Fund as expenses of Class IS shares are estimated to be lower. Return information for the Fund's Class IS shares will be shown in future prospectuses offering the Fund's Class IS shares after the Fund's Class IS shares have a full calendar year of return information to report.
[76]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.